Share-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-Based Compensation

Note 3 - Share-Based Compensation

We account for share-based awards under the provisions of ASC 718, “Compensation—Stock Compensation.” Accordingly, share-based compensation cost is measured at the grant date based on the fair value of the award and we expense these costs using the straight-line method over the requisite service period.

Share-based compensation expenses related to our restricted stock grants were $51.0 thousand and $9.0 thousand for the three months ended September 30, 2021 and 2020, respectively, and $82.0 and $23.0 thousand for the nine months ended September 30, 2021 and 2020, respectively, which are reported as a separate line item in the consolidated statements of changes in stockholders’ deficit.

On April 20, 2021, pursuant to the 2015 Incentive Plan, we awarded a total of 945,000 shares of restricted stock to senior management, which are subject to a two-year or three-year cliff vesting, a total of 790,000 shares of restricted stock to key employees, which are subject to a three-year cliff vesting, and a total of 550,000 shares of restricted stock to the independent members of the Board of Directors, which are subject to a two-year cliff vesting. We also granted 300,000 shares of restricted stock to external consultants, which were fully vested at the grant date. The grant date price per share was $0.0631 for a total grant date fair value of $163.1 thousand.

On August 27, 2021, we granted 315,000 shares of restricted stock to external consultants, which were fully vested at the grant date. The grant date price per share was $0.10 for a total grant date fair value of $31.5 thousand.

Note 7— Share-Based Compensation

The 2015 Incentive Plan, our equity plan, was approved by the stockholders at our annual meeting of stockholders on July 16, 2015. The 2015 Incentive Plan reserves 5,000,000 shares of our Common Stock for stock options, restricted stock, and a variety of other types of equity awards. We believe that long-term incentive compensation programs align the interests of management, employees and the stockholders to create long-term stockholder value. We believe that equity-based incentive compensation plans, such as the Incentive Plan, increase our ability to achieve this objective, and, by allowing for several different forms of long-term equity based incentive awards, help us to recruit, reward, motivate and retain talented employees and other service providers. The text of the 2015 Incentive Plan is included in the attachment marked as Appendix B to our Proxy Statement on Schedule 14A filed with the Securities and Exchange Commission on June 16, 2015.

During the year ended December 31, 2020, pursuant to the 2015 Incentive Plan, we awarded 80,000 shares of restricted stock to the independent members of the Board of Directors, which are subject to a two-year cliff vesting. The grant date price per share was $0.10 for a total grant date fair value of $8.0 thousand. We also granted 100,000 shares of restricted stock to an external consultant, which were fully vested at a grant date. The grant date price per share was $0.07 for a total grant date fair value of $7.0 thousand.

During the year ended December 31, 2019, pursuant to the 2015 Incentive Plan, we awarded 34,650 shares of restricted stock to the independent members of the Board of Directors, which are subject to a two-year cliff vesting. The grant date price per share was $0.20 for a total grant date fair value of $7.0 thousand. We also granted 20,000 shares of restricted stock to Senior Management, which were fully vested at a grant date. The grant date price per share was $0.18 for a total grant date fair value of $3.6 thousand.

The following table reflects the activity of the restricted shares:

Restricted Stock Activity (in thousands)	Number of shares	Weighted average grant date value
Unvested at December 31, 2018	869	$0.04
Granted	55	0.19
Forfeited	(13)	0.54
Vested	(455)	0.36
Unvested at December 31, 2019	456	$0.25
Granted	180	0.08
Forfeited	(64)	0.28
Vested	(480)	0.20
Unvested at December 31, 2020	92	$0.11

Compensation Expense and Related Valuation Techniques

We account for share-based awards under the provisions of ASC 718, “Share-Based Payment,” which established the accounting for share-based awards exchanged for employee and non-employee services. Accordingly, share-based compensation cost is measured at the grant date based on the fair value of the award and we expense these costs using the straight-line method over the requisite service period. Unrecognized compensation expense associated with unvested share-based awards, consisting entirely of unvested restricted stock, was $10 thousand and $21 thousand at December 31, 2020 and 2019, respectively. This cost is expected to be recognized over a weighted-average period of 1.8 years.

Our stock-based compensation expense was $23 thousand and $82 thousand in the years ended December 31, 2020 and 2019, respectively, and is included in general and administrative expenses in the accompanying Consolidated Statements of Operations and Comprehensive Income. There were no related income tax effects in either year.